Note 15 - Shareholders' Equity	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
(15)	Shareholders’ Equity

Share Repurchases

The Company, through plans approved by its Board of Directors and other programs, has repurchased and retired certain of its outstanding common stock. The following is a summary of the Company’s repurchase of shares and the costs associated with the repurchases, including brokerage and legal fees, for the periods presented.

Fiscal years ended October 31,	Shares repurchased	Cost
2016	14,225	$40,150
2015	80,636	379,675
2014	44,464	195,206

After the Company’s purchase and retirement of the shares of its common stock as set forth in the table above, the Company had
7,081,159
shares of its common stock issued and outstanding at
October 31, 2016.

The Company has a plan (the “Repurchase Plan”), approved by its Board of Directors on
July 14, 2015,
to purchase and retire up to
400,000
shares of the Company’s common stock, or approximately
6.0%
of the shares then outstanding. The Company anticipates that the purchases will be made over a
24
to
36
month period, but there is no definite time period for repurchase. As of
October 31, 2016,
the Company had
398,400
shares of its outstanding common stock remaining to purchase under the Repurchase Plan.

The Company has repurchased outstanding common stock outside of the Repurchase Plan directly from certain shareholders and through an odd lot repurchase offer. During fiscal year
2016,
OCC repurchased and retired a total of
14,225
shares for
$40,150,
outside of the Repurchase Plan.

Stockholder Protection Rights Agreement

On
October 28, 2011,
the Board of Directors of the Company adopted a Stockholder Protection Rights Agreement (the “Rights Agreement”) and declared a dividend of one
preferred share purchase right (a “Right”) for each outstanding share of Common Stock, no par value, of the Company (“Common Shares”), held of record at the close of business on
November 2, 2011,
or issued thereafter and prior to the Separation Time as defined in the Rights Agreement. Under the terms of the Rights Agreement, if a person or group who is deemed an Acquiring Person as defined in the Rights Agreement acquires
15%
(or other applicable percentage, as provided in the Rights Agreement) or more of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right’s then current exercise price, a number of shares of common stock having a market value of twice such price. In addition, if the Company is acquired in a merger or other business transaction after a person or group who is deemed an Acquiring Person has acquired such percentage of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right’s then current exercise price, a number of the acquiring company’s common shares having a market value of twice such price.

Upon the occurrence of certain events, each Right will entitle its holder to purchase from the Company one one
thousandth of a Series A Participating Preferred Share (“Preferred Share”), no par value, at an exercise price of
$25,
subject to adjustment. Each Preferred Share will entitle its holder to
1,000
votes and will have an aggregate dividend rate of
1,000
times the amount, if any, paid to holders of common stock. The Rights will expire on
November 2,
2021,
unless the Rights are earlier redeemed or exchanged by the Company for
$0.0001
per Right. The adoption of the Rights Agreement has no impact on the financial position or results of operations of the Company.

The Company has reserved
100,000
shares of its authorized preferred stock for issuance upon exercise of the Rights.

Dividends

The Company initiated a quarterly cash dividend of
$0.01
per share on its common stock in
October 2010.
In
January 2012,
the quarterly cash dividend was increased to
$0.015
per share and in
December 2012,
the quarterly cash dividend was increased to
$0.02
per share. In
January 2016,
the quarterly cash dividend was suspended.